UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

Deutsche Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche Mid Cap Value Fund
	Shares	Value ($)
Common Stocks 95.0%
Consumer Discretionary 15.9%
Auto Components 4.9%
Tenneco, Inc.*	76,243	4,440,392
Visteon Corp.*	68,350	6,871,226

		11,311,618
Hotels, Restaurants & Leisure 1.5%
The Wendy's Co.	306,608	3,400,283
Household Durables 3.1%
Newell Rubbermaid, Inc.	182,378	7,165,632
Internet & Catalog Retail 2.1%
Expedia, Inc.	54,619	5,011,293
Specialty Retail 2.7%
Ross Stores, Inc.	58,394	6,178,669
Textiles, Apparel & Luxury Goods 1.6%
Hanesbrands, Inc.	29,821	3,803,370
Consumer Staples 1.4%
Food Products
Ingredion, Inc.	40,140	3,299,909
Energy 5.7%
Energy Equipment & Services 2.1%
Oceaneering International, Inc.	22,926	1,250,155
Superior Energy Services, Inc.	162,132	3,628,514

		4,878,669
Oil, Gas & Consumable Fuels 3.6%
Cimarex Energy Co.	34,931	3,831,232
QEP Resources, Inc.	209,230	4,494,260

		8,325,492
Financials 24.3%
Banks 6.6%
First Republic Bank	97,841	5,576,937
Investors Bancorp., Inc.	556,970	6,394,016
KeyCorp	248,801	3,465,798

		15,436,751
Capital Markets 2.0%
Lazard Ltd. "A"	90,354	4,597,211
Consumer Finance 3.5%
Synchrony Financial*	254,404	8,128,208
Insurance 9.8%
CNO Financial Group, Inc.	382,036	6,211,905
Hartford Financial Services Group, Inc.	114,387	4,685,292
PartnerRe Ltd.	27,222	3,116,919
Reinsurance Group of America, Inc.	58,099	5,188,822
XL Group PLC	98,225	3,555,745

		22,758,683
Real Estate Investment Trusts 2.4%
Plum Creek Timber Co., Inc. (REIT)	126,478	5,494,204
Health Care 7.4%
Health Care Providers & Services 5.3%
HealthSouth Corp.	154,850	6,729,781
Omnicare, Inc.	72,598	5,571,171

		12,300,952
Life Sciences Tools & Services 2.1%
PerkinElmer, Inc.	104,676	4,919,772
Industrials 15.7%
Commercial Services & Supplies 2.9%
Covanta Holding Corp.	308,606	6,687,492
Electrical Equipment 2.4%
The Babcock & Wilcox Co.	177,984	5,524,623
Machinery 6.6%
Crane Co.	85,518	5,715,168
Stanley Black & Decker, Inc.	52,666	5,179,175
Xylem, Inc.	122,726	4,381,318

		15,275,661
Marine 1.3%
Kirby Corp.*	39,587	3,051,366
Trading Companies & Distributors 2.5%
AerCap Holdings NV*	132,355	5,889,797
Information Technology 16.0%
Communications Equipment 5.2%
Harris Corp.	77,799	6,043,426
Juniper Networks, Inc.	248,649	5,945,198

		11,988,624
Electronic Equipment, Instruments & Components 5.0%
Dolby Laboratories, Inc. "A"	141,769	5,737,391
Zebra Technologies Corp. "A"*	65,196	5,936,096

		11,673,487
IT Services 5.8%
Convergys Corp.	277,579	6,203,891
Global Payments, Inc.	77,698	7,137,338

		13,341,229
Materials 8.5%
Chemicals 5.5%
Ashland, Inc.	55,200	7,044,624
Celanese Corp. "A"	97,307	5,557,203

		12,601,827
Containers & Packaging 3.0%
Sealed Air Corp.	148,741	7,010,163
Utilities 0.1%
Electric Utilities
Eversource Energy	4,402	227,804

Total Common Stocks (Cost $173,548,423)		220,282,789
Cash Equivalents 6.7%
Central Cash Management Fund, 0.06% (a) (Cost $15,589,850)	15,589,850	15,589,850

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $189,138,273) †	101.7	235,872,639
Other Assets and Liabilities, Net	(1.7)	(3,923,726)

Net Assets	100.0	231,948,913

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $189,285,974.  At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $46,586,665.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $50,091,250 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,504,585.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$220,282,789	$—	$—	$220,282,789
Short-Term Investments (b)	15,589,850	—	—	15,589,850

Total	$235,872,639	$—	$—	$235,872,639

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015